STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net loss	$ (8,937)	$ (11,299)	$ (16,941)	$ (13,151)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	159	132	180	133
Equity-based compensation	1,104	507	682	370
Amortization of long-term debt issuance costs and fees	150	137	193	0
Change in fair value of warrant liabilities	(201)	67	67	0
Changes in operating assets and liabilities:
Unbilled revenue receivable and accounts receivable	(201)	237	237	316
Receivable from related party	2	49	42	38
Prepaid expenses and other current assets	(727)	(151)	(244)	(128)
Accounts payable	1,361	(359)	(126)	(18)
Accrued Northwestern University License Agreements fee			1,500	0
Accrued legal expenses			45	29
Accrued payroll-related expenses			(76)	268
Other accrued expenses			79	(63)
Accrued expenses and other current liabilities	(948)	2
Deferred revenue	(6,207)	0	9,310	0
Other noncurrent liabilities	(2)	1	2	4
Net cash used in operating activities	(14,447)	(10,677)	(5,050)	(12,202)
Cash flows from investing activities:
Capital expenditures	(726)	(315)	(394)	(12)
Net cash used in investing activities	(726)	(315)	(394)	(12)
Cash flows from financing activities:
Proceeds from common stock offering	20,302	0
Proceeds from preferred stock offering	0	450	450	19,672
Proceeds from long-term borrowing	0	6,000	6,000	0
Proceeds from exercise of common stock options	43	26	33	53
Repayment of long-term debt	(595)	0
Payment of long-term debt fees and issuance costs	0	(141)	(141)	0
Payment of common stock financing costs	(1,264)	0
Payment of preferred stock financing costs	0	(6)	(6)	(112)
Net cash provided by financing activities	18,486	6,329	6,336	19,613
Net increase (decrease) in cash and cash equivalents	3,313	(4,663)	892	7,399
Cash and cash equivalents - beginning of period	19,623	18,731	18,731	11,332
Cash and cash equivalents - end of period	22,936	14,068	19,623	18,731
Non-cash financing activities:
Common stock issuance costs (accounts payable and accrued expenses)	1,773	0
Issuance of common stock warrants	211	0
Issuance of preferred stock warrants	0	134	134	0
Debt issuance costs (accounts payable)	$ 0	$ 231	231	0
Non-cash investing activities (capital expenditure) included in other accrued expenses			$ (11)	$ (107)